Long-Term Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-Term Debt
Note 11: Long-Term Debt
The Company obtains long-term debt through AWCC primarily to fund capital expenditures of the Regulated Businesses, to repay or refinance existing long-term and short-term debt, and to lend funds to parent company to refinance debt and for other purposes. Presented in the table below are the components of long-term debt as of December 31:

	Rate	Weighted Average Rate	Maturity	2025	2024
Long-term debt of AWCC: (a)
Senior notes—fixed rate	2.30%-8.27%	4.24%	2026-2055	$12,961	$11,786
Private activity bonds and government funded debt—fixed rate	0.00%-3.88%	3.07%	2028-2045	187	187
Long-term debt of other American Water subsidiaries:
Private activity bonds and government funded debt—fixed rate	0.00%-5.00%	2.41%	2026-2061	717	761
Mortgage bonds—fixed rate	6.35%-9.19%	7.37%	2026-2039	435	456
Mandatorily redeemable preferred stock	8.47%-9.75%	8.64%	2036	3	3

Long-term debt		4.23%		14,303	13,193
Unamortized debt discount, net (b)				(27)	(20)
Unamortized debt issuance costs				(17)	(15)
Less current portion of long-term debt				(1,479)	(637)

Total long-term debt				$12,780	$12,521

(a)
This indebtedness is considered “debt” for purposes of a support agreement between parent company and AWCC, which serves as a functional equivalent of a full and unconditional guarantee by parent company of AWCC’s payment obligations under such indebtedness.

(b)	Includes debt discount, net of fair value adjustments previously recognized in acquisition purchase accounting.
All mortgage bonds and $709 million of the private activity bonds and government funded debt held by the Company’s subsidiaries were collateralized as of December 31, 2025.
Long-term debt agreements contain a number of covenants that, among other things, limit, subject to certain exceptions, AWCC from issuing debt secured by the Company’s consolidated assets. Certain long-term note covenants require the Company to maintain a ratio of consolidated total indebtedness to consolidated total capitalization (each as defined in the relevant documents) of not more than 0.70 to 1.00. The ratio as of December 31, 2025, was 0.59 to 1.00. In addition, the Company has $773 million of notes which include the right to redeem the notes at par value, in whole or in part, from time to time, subject to certain restrictions, with a weighted average interest rate of 2.61%.
Presented in the table below are future sinking fund payments and debt maturities:

Amount
2026	$1,479
2027	646
2028	869
2029	938
2030	517
Thereafter	9,854

Presented in the table below are the issuances of long-term debt in 2025:

Company	Type	Rate	Weighted Average Rate	Maturity	Amount
AWCC	Senior notes—fixed rate	5.25%	5.25%	2035	$800
AWCC	Senior notes—fixed rate	5.70%	5.70%	2055	900
Other American Water subsidiaries	Private activity bonds and government funded debt—fixed rate	0.00%-3.71%	2.30%	2028-2057	89

Total issuances					$1,789

The Company incurred debt issuance costs of $17 million related to the above issuances.
Presented in the table below are the retirements and redemptions of long-term debt in 2025 through sinking fund provisions, optional redemption, payment at maturity or settlement:

Company	Type	Rate	Weighted Average Rate	Maturity	Amount
AWCC	Senior notes—fixed rate	3.40%	3.40%	2025	$525
Other American Water subsidiaries	Private activity bonds and government funded debt—fixed rate	0.00%-5.00%	0.37%	2025-2061	145
Other American Water subsidiaries	Mortgage bonds—fixed rate	8.15%-8.58%	8.23%	2025	21

Total retirements and redemptions					$691

On August 8, 2025, AWCC completed the sale of $900 million aggregate principal amount of its 5.700% Senior Notes due 2055. At the closing of this offering, AWCC received, after deduction of underwriting discounts and before deduction of offering expenses, net proceeds of approximately $887 million. AWCC used the net proceeds of the offering (i) to lend funds to American Water and the Regulated Businesses; (ii) to repay commercial paper obligations of AWCC; and (iii) for general corporate purposes.
On February 27, 2025, AWCC completed the sale of $800 million aggregate principal amount of its 5.250% Senior Notes due 2035. At the closing of this offering, AWCC received, after deduction of underwriting discounts and before deduction of offering expenses, net proceeds of approximately $792 million. AWCC used the net proceeds of the offering (i) to lend funds to American Water and the Regulated Businesses; (ii) to repay at maturity AWCC’s 3.400% Senior Notes due 2025; (iii) to repay commercial paper obligations of AWCC; and (iv) for general corporate purposes.
On June 29, 2023, AWCC issued $1,035 million aggregate principal amount of 3.625% Exchangeable Senior Notes due 2026 (the “Notes”). AWCC received net proceeds of approximately $1,022 million, after deduction of underwriting discounts and commissions but before deduction of offering expenses payable by AWCC. The Notes will mature on June 15, 2026 (the “Maturity Date”), unless earlier exchanged or repurchased and are included in Current portion of long-term debt on the Consolidated Balance Sheets.
The Notes are exchangeable at an initial exchange rate of 5.8213 shares of parent company’s common stock per $1,000 principal amount of Notes (equivalent to an initial exchange price of approximately $171.78 per share of common stock). The initial exchange rate of the Notes is subject to adjustment as provided in the indenture pursuant to which the Notes were issued (the “Note Indenture”). Prior to the close of business on the business day immediately preceding March 15, 2026, the Notes are exchangeable at the option of the noteholders only upon the satisfaction of specified conditions and during certain periods described in the Note Indenture. On or after March 15, 2026, until the close of business on the business day immediately preceding the Maturity Date, the Notes will be exchangeable at the option of the noteholders at any time regardless of these conditions or periods. Upon any exchange of the Notes, AWCC will (i) pay cash up to the aggregate principal amount of the Notes and (ii) pay or deliver (or cause to be delivered), as the case may be, cash, shares of parent company’s common stock, or a combination of cash and shares of such common stock, at AWCC’s election, in respect of the remainder, if any, of AWCC’s exchange obligation in excess of the aggregate principal amount of the Notes being exchanged.
AWCC may not redeem the Notes prior to the Maturity Date, and no sinking fund is provided for the Notes. Subject to certain conditions, holders of the Notes will have the right to require AWCC to repurchase all or a portion of their Notes upon the occurrence of a fundamental change, as defined in the Note Indenture, at a repurchase price of 100% of their principal amount plus any accrued and unpaid interest.
One of the principal market risks to which the Company is exposed is changes in interest rates. In order to manage the exposure, the Company follows risk management policies and procedures, including the use of derivative contracts such as treasury lock agreements. The Company also reduces exposure to interest rates by managing commercial paper and debt maturities. The Company (through AWCC) does not enter into derivative contracts for speculative purposes and does not use leveraged instruments. The derivative contracts entered into are for periods consistent with the related underlying exposures. The Company is exposed to the risk that counterparties to derivative contracts will fail to meet their contractual obligations. The Company minimizes the counterparty credit risk on these transactions by dealing only with leading, creditworthy financial institutions, having long-term credit ratings of
“A-”
or better.
As of December 31, 2025, the Company had entered into six treasury lock agreements, with a term of 10 years or 30 years and an aggregate notional amount totaling $200 million, to reduce interest rate exposure on expected future debt issuances. These treasury lock agreements terminate in June 2026 and September 2026 and have an average fixed interest rate of 4.47%. In February 2026, the Company entered into four treasury lock agreements, with a term of 10 years or 30 years and an aggregate notional amount totaling $150 million, to reduce interest rate exposure on expected future debt issuances. These treasury lock agreements terminate in June 2026 and September 2026 and have an average fixed interest rate of 4.62%. The Company designated these treasury lock agreements as cash flow hedges, with their fair value recorded in accumulated other comprehensive gain or loss.
In May 2025 and August 2025, the Company terminated a total of 11 treasury lock agreements, designated as cash flow hedges, with a term of 30 years and an aggregate notional amount totaling $450 million, realizing a pre-tax
net gain of $13 million, recorded in accumulated other comprehensive income. The gain will be amortized through Interest expense over a
30-year
period, in accordance with the tenor of the notes issued on August 8, 2025.
In February 2025, the Company terminated 10 treasury lock agreements designated as cash flow hedges, with a term of 10 years and an aggregate notional amount totaling $500 million, realizing a pre-tax
net gain of $3 million recorded in accumulated other comprehensive income. The gain will be amortized through Interest expense over a
10-year
period, in accordance with the tenor of the notes issued on February 27, 2025.
No ineffectiveness was recognized on hedging instruments for the years ended December 31, 2025, 2024 or 2023.